Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits

Note 10 – Deposits

As of December 31, 2023, deposits primarily include payments in total of $834,307 made in advance to landlord, suppliers and financial institutions. As of December 31, 2022, deposits primarily include payments in total of $922,434 made in advance to landlord, suppliers and financial institutions.